JPMorgan U.S. Momentum Factor ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc. *	4,354	1,084,407
Boeing Co. (The) *	2,489	525,279
BWX Technologies, Inc.	4,220	343,846
Curtiss-Wright Corp.	2,489	553,977
General Dynamics Corp.	6,774	1,795,042
HEICO Corp.	2,243	402,820
Howmet Aerospace, Inc.	20,206	1,136,789
Huntington Ingalls Industries, Inc.	1,742	451,039
Textron, Inc.	9,830	832,699
TransDigm Group, Inc.	1,619	1,769,049
		8,894,947
Automobiles & Parts — 0.2%
BorgWarner, Inc.	17,244	584,572
Gentex Corp.	5,200	172,276
LKQ Corp.	1,175	54,837
Phinia, Inc.	3,383	102,302
		913,987
Banks — 0.3%
Bank OZK	6,215	280,359
First Citizens BancShares, Inc., Class A	670	1,011,700
		1,292,059
Beverages — 1.5%
Celsius Holdings, Inc. *	13,161	656,734
Coca-Cola Co. (The)	13,253	788,421
Constellation Brands, Inc., Class A	3,267	800,676
Molson Coors Beverage Co., Class B	12,444	768,915
Monster Beverage Corp. *	25,245	1,388,980
PepsiCo, Inc.	8,331	1,404,023
		5,807,749
Chemicals — 0.7%
Ecolab, Inc.	2,127	421,614
Linde plc	1,734	701,975
Olin Corp.	3,401	177,090
Valvoline, Inc. *	20,056	731,844
Westlake Corp.	5,398	746,813
		2,779,336
Construction & Materials — 2.3%
Acuity Brands, Inc.	133	31,675
AECOM	9,427	831,367
AZEK Co., Inc. (The) *	10,547	406,692
Builders FirstSource, Inc. *	7,329	1,273,267
Eagle Materials, Inc.	4,289	970,515
EMCOR Group, Inc.	4,019	916,774
Lennox International, Inc.	2,013	861,886
Louisiana-Pacific Corp.	5,012	333,549

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — continued
MDU Resources Group, Inc.	897	17,500
Owens Corning	6,801	1,030,555
Quanta Services, Inc.	5,811	1,127,625
TopBuild Corp. *	1,974	728,663
Watsco, Inc.	1,722	673,268
		9,203,336
Consumer Services — 1.6%
Avis Budget Group, Inc. (a)	2,875	470,666
Copart, Inc. *	28,591	1,373,512
Grand Canyon Education, Inc. *	3,873	505,775
H&R Block, Inc.	8,499	398,093
Rollins, Inc.	15,675	678,884
Uber Technologies, Inc. *	41,625	2,716,864
U-Haul Holding Co. *	359	23,787
		6,167,581
Electricity — 1.2%
Consolidated Edison, Inc.	13,130	1,193,517
Exelon Corp.	25,168	876,098
FirstEnergy Corp.	13,599	498,811
OGE Energy Corp.	5,589	185,779
Southern Co. (The)	10,860	754,987
Vistra Corp.	26,437	1,084,710
		4,593,902
Electronic & Electrical Equipment — 0.7%
Crane NXT Co.	6,163	359,179
Hubbell, Inc.	3,110	1,043,623
nVent Electric plc	15,507	931,040
Pentair plc	2,847	208,315
Veralto Corp.	4,410	338,203
		2,880,360
Finance & Credit Services — 0.3%
Morningstar, Inc.	12	3,352
NU Holdings Ltd. *	127,452	1,097,361
SLM Corp.	6,308	125,403
		1,226,116
Food Producers — 1.5%
Bunge Global SA	218	19,204
Freshpet, Inc. *	5,010	431,361
Ingredion, Inc.	6,597	709,639
Lamb Weston Holdings, Inc.	9,742	997,970
Mondelez International, Inc., Class A	32,158	2,420,533
Post Holdings, Inc. *	8,600	798,682
US Foods Holding Corp. *	16,343	751,941
		6,129,330

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Gas, Water & Multi-utilities — 0.5%
CenterPoint Energy, Inc.	31,666	884,748
NiSource, Inc.	29,369	762,713
Sempra	3,880	277,653
		1,925,114
General Industrials — 1.9%
Eaton Corp. plc	9,543	2,348,341
General Electric Co.	23,319	3,087,902
Parker-Hannifin Corp.	3,731	1,733,050
RPM International, Inc.	4,553	485,623
		7,654,916
Health Care Providers — 2.5%
Acadia Healthcare Co., Inc. *	675	55,444
Encompass Health Corp.	3,743	265,903
HCA Healthcare, Inc.	2,831	863,172
Humana, Inc.	1,763	666,520
IQVIA Holdings, Inc. *	5,878	1,223,976
Tenet Healthcare Corp. *	12,163	1,006,367
UnitedHealth Group, Inc.	11,476	5,872,728
		9,954,110
Household Goods & Home Construction — 1.0%
DR Horton, Inc.	5,073	724,983
PulteGroup, Inc.	11,640	1,217,078
Tempur Sealy International, Inc.	17,472	871,678
Toll Brothers, Inc.	10,242	1,017,543
		3,831,282
Industrial Engineering — 0.9%
Caterpillar, Inc.	10,207	3,065,264
Lincoln Electric Holdings, Inc.	2,770	615,550
		3,680,814
Industrial Materials — 0.1%
Hexcel Corp.	3,868	256,797
Industrial Metals & Mining — 1.1%
Nucor Corp.	7,638	1,427,771
Reliance Steel & Aluminum Co.	3,516	1,003,537
Southern Copper Corp. (Mexico)	8,490	697,029
Steel Dynamics, Inc.	7,501	905,296
Timken Co. (The)	3,558	291,436
		4,325,069
Industrial Support Services — 2.2%
American Express Co.	7,163	1,437,901
Booz Allen Hamilton Holding Corp.	7,893	1,111,097
Cintas Corp.	2,718	1,643,221
Core & Main, Inc., Class A *	16,284	672,692
Fair Isaac Corp. *	1,048	1,256,374
FTI Consulting, Inc. *	2,475	474,235

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Verisk Analytics, Inc.	1,802	435,237
Vestis Corp.	9,312	199,277
Vontier Corp.	5,755	199,065
WW Grainger, Inc.	1,639	1,467,954
		8,897,053
Industrial Transportation — 2.5%
Allison Transmission Holdings, Inc.	10,683	646,749
FedEx Corp.	6,520	1,573,211
JB Hunt Transport Services, Inc.	4,983	1,001,483
Old Dominion Freight Line, Inc.	3,195	1,249,309
PACCAR, Inc. *	16,188	1,625,113
Ryder System, Inc.	5,487	623,159
Saia, Inc. *	1,994	898,456
United Rentals, Inc.	2,150	1,344,610
XPO, Inc. *	9,998	854,229
		9,816,319
Investment Banking & Brokerage Services — 4.3%
Ameriprise Financial, Inc.	3,615	1,398,390
Apollo Global Management, Inc.	16,372	1,643,749
Ares Management Corp.	9,300	1,129,764
Berkshire Hathaway, Inc., Class B *	19,641	7,537,037
Cboe Global Markets, Inc.	5,833	1,072,397
Coinbase Global, Inc., Class A *	8,292	1,063,034
Evercore, Inc., Class A	1,887	324,055
Interactive Brokers Group, Inc., Class A	6,498	576,698
Jefferies Financial Group, Inc.	20,441	833,175
LPL Financial Holdings, Inc.	3,945	943,605
Tradeweb Markets, Inc., Class A	5,026	479,430
		17,001,334
Life Insurance — 1.0%
Aflac, Inc.	15,920	1,342,693
Globe Life, Inc.	6,415	787,890
Primerica, Inc.	3,623	848,362
Unum Group	18,145	877,129
		3,856,074
Media — 2.0%
Interpublic Group of Cos., Inc. (The)	23,848	786,745
Liberty Media Corp-Liberty Formula One, Class C *	12,056	810,766
Netflix, Inc. *	5,253	2,963,270
Omnicom Group, Inc.	10,507	949,623
Spotify Technology SA *	6,379	1,373,718
Trade Desk, Inc. (The), Class A *	15,826	1,082,973
		7,967,095
Medical Equipment & Services — 3.9%
Agilent Technologies, Inc.	9,549	1,242,325

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Boston Scientific Corp. *	36,564	2,313,039
Danaher Corp.	13,117	3,146,899
Dexcom, Inc. *	10,279	1,247,357
Penumbra, Inc. *	2,746	692,514
Quest Diagnostics, Inc.	6,699	860,352
Repligen Corp. *	402	76,139
Stryker Corp.	1,534	514,626
Thermo Fisher Scientific, Inc.	7,612	4,102,716
West Pharmaceutical Services, Inc.	3,313	1,235,848
		15,431,815
Non-life Insurance — 4.0%
American Financial Group, Inc.	1,685	202,874
Aon plc, Class A	5,441	1,623,758
Arch Capital Group Ltd. *	14,764	1,216,996
Arthur J Gallagher & Co.	6,391	1,483,735
Assured Guaranty Ltd.	3,653	296,368
Brown & Brown, Inc.	6,710	520,428
Chubb Ltd.	9,718	2,380,910
Everest Group Ltd.	2,332	897,750
Marsh & McLennan Cos., Inc.	11,653	2,258,817
Old Republic International Corp.	16,764	470,063
Progressive Corp. (The)	13,888	2,475,536
Reinsurance Group of America, Inc.	5,580	970,306
RenaissanceRe Holdings Ltd. (Bermuda)	3,289	752,622
Ryan Specialty Holdings, Inc. *	8,960	388,147
		15,938,310
Non-Renewable Energy — 3.6%
Antero Midstream Corp.	15,708	192,266
Baker Hughes Co.	21,999	626,971
Cheniere Energy, Inc.	7,813	1,281,254
ConocoPhillips	24,121	2,698,416
Exxon Mobil Corp.	6,485	666,723
Hess Corp.	7,485	1,051,867
HF Sinclair Corp.	13,248	748,380
Marathon Petroleum Corp.	10,977	1,817,791
Phillips 66	12,847	1,853,951
Schlumberger NV	12,897	628,084
Targa Resources Corp.	11,842	1,006,096
TechnipFMC plc (United Kingdom)	42,642	824,696
Valero Energy Corp.	7,508	1,042,861
		14,439,356
Personal Care, Drug & Grocery Stores — 1.8%
Casey's General Stores, Inc.	1,556	422,236
Cencora, Inc.	6,245	1,453,087
Church & Dwight Co., Inc.	11,746	1,172,838
GCI Liberty, Inc. ‡ *	3,962	—

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Care, Drug & Grocery Stores — continued
Kroger Co. (The)	21,018	969,770
McKesson Corp.	3,764	1,881,586
Procter & Gamble Co. (The)	6,112	960,440
Spectrum Brands Holdings, Inc.	5,945	467,396
		7,327,353
Personal Goods — 0.5%
Deckers Outdoor Corp. *	1,497	1,128,334
Tapestry, Inc.	18,076	701,168
		1,829,502
Pharmaceuticals, Biotechnology & Marijuana Producers — 5.3%
AbbVie, Inc.	33,250	5,466,300
Cardinal Health, Inc.	10,924	1,192,792
Eli Lilly & Co.	12,746	8,228,945
Exact Sciences Corp. *	11,101	726,005
Karuna Therapeutics, Inc. *	353	110,637
Merck & Co., Inc.	9,397	1,134,970
Roivant Sciences Ltd. *	80,783	807,830
United Therapeutics Corp. *	3,058	656,797
Vertex Pharmaceuticals, Inc. *	6,226	2,698,224
		21,022,500
Real Estate Investment & Services — 0.5%
CBRE Group, Inc., Class A *	12,642	1,091,131
Zillow Group, Inc., Class C *	15,738	894,548
		1,985,679
Real Estate Investment Trusts — 2.2%
CubeSmart	12,391	535,539
Equinix, Inc.	1,124	932,661
Gaming and Leisure Properties, Inc.	9,609	438,651
Invitation Homes, Inc.	22,317	734,899
Iron Mountain, Inc.	16,055	1,084,034
NET Lease Office Properties	145	3,593
Prologis, Inc.	18,339	2,323,368
STAG Industrial, Inc.	8,524	314,876
VICI Properties, Inc.	25,049	754,476
Welltower, Inc.	8,599	743,899
Weyerhaeuser Co.	31,010	1,016,198
		8,882,194
Renewable Energy — 0.2%
First Solar, Inc. *	5,444	796,457
Retailers — 5.8%
AutoNation, Inc. *	4,929	688,384
AutoZone, Inc. *	561	1,549,555
Costco Wholesale Corp.	8,312	5,775,843
Dick's Sporting Goods, Inc.	5,576	831,214
Home Depot, Inc. (The)	17,796	6,281,276

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Lowe's Cos., Inc.	6,529	1,389,632
O'Reilly Automotive, Inc. *	1,703	1,742,254
Penske Automotive Group, Inc.	4,645	689,179
TJX Cos., Inc. (The)	26,472	2,512,458
Tractor Supply Co.	2,669	599,457
Ulta Beauty, Inc. *	1,969	988,537
		23,047,789
Software & Computer Services — 18.8%
Adobe, Inc. *	8,520	5,263,486
Amdocs Ltd.	2,924	268,072
ANSYS, Inc. *	3,570	1,170,353
AppLovin Corp., Class A *	22,676	932,664
Bentley Systems, Inc., Class B	13,656	688,262
CACI International, Inc., Class A *	2,560	879,949
Cadence Design Systems, Inc. *	7,065	2,037,970
Ceridian HCM Holding, Inc. *	505	35,108
Cloudflare, Inc., Class A *	14,139	1,117,688
Crowdstrike Holdings, Inc., Class A *	6,576	1,923,480
Dolby Laboratories, Inc., Class A	4,214	350,521
DoorDash, Inc., Class A *	12,627	1,315,733
DoubleVerify Holdings, Inc. *	11,624	465,076
Dynatrace, Inc. *	17,213	981,141
Gartner, Inc. *	2,917	1,334,352
GoDaddy, Inc., Class A *	182	19,412
Guidewire Software, Inc. *	4,020	448,954
Hewlett Packard Enterprise Co.	60,227	920,871
HubSpot, Inc. *	2,178	1,330,758
International Business Machines Corp.	19,088	3,505,702
Intuit, Inc.	5,656	3,570,802
Kyndryl Holdings, Inc. *	15,988	328,074
Manhattan Associates, Inc. *	4,223	1,024,331
Meta Platforms, Inc., Class A *	22,921	8,942,399
Microsoft Corp.	19,880	7,903,890
MongoDB, Inc. *	2,787	1,116,249
Nutanix, Inc., Class A *	20,380	1,145,356
Oracle Corp.	30,895	3,450,972
Palantir Technologies, Inc., Class A *	67,330	1,083,340
Palo Alto Networks, Inc. *	7,392	2,502,266
Pinterest, Inc., Class A *	7,475	280,088
Procore Technologies, Inc. *	10,173	726,250
PTC, Inc. *	6,524	1,178,561
Roper Technologies, Inc.	3,064	1,645,368
Salesforce, Inc. *	17,962	5,048,939
Science Applications International Corp.	7,058	901,024
ServiceNow, Inc. *	4,329	3,313,417
Splunk, Inc. *	7,424	1,138,619
Synopsys, Inc. *	3,779	2,015,530

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
VeriSign, Inc. *	3,540	704,035
Workday, Inc., Class A *	5,934	1,727,209
		74,736,271
Technology Hardware & Equipment — 14.0%
Advanced Micro Devices, Inc. *	13,996	2,346,989
Allegro MicroSystems, Inc. (Japan) *	10,295	267,052
Amphenol Corp., Class A	17,376	1,756,714
Analog Devices, Inc.	12,014	2,311,013
Apple, Inc.	38,935	7,179,614
Applied Materials, Inc.	18,202	2,990,589
Avnet, Inc.	16,009	725,208
Broadcom, Inc.	7,669	9,049,420
CDW Corp.	5,646	1,280,061
Cirrus Logic, Inc. *	7,179	554,219
Intel Corp.	84,372	3,634,746
Jabil, Inc.	8,393	1,051,559
KLA Corp.	3,543	2,104,684
Lam Research Corp.	3,121	2,575,355
Marvell Technology, Inc.	27,406	1,855,386
Microchip Technology, Inc.	16,549	1,409,644
Monolithic Power Systems, Inc.	2,067	1,245,822
NetApp, Inc.	11,576	1,009,427
NVIDIA Corp.	15,920	9,795,098
Pure Storage, Inc., Class A *	23,609	944,124
TD SYNNEX Corp.	1,701	170,066
Universal Display Corp.	2,378	403,713
Vertiv Holdings Co., Class A	22,057	1,242,471
		55,902,974
Telecommunications Equipment — 1.9%
Arista Networks, Inc. *	7,437	1,923,803
Cisco Systems, Inc.	58,364	2,928,706
Juniper Networks, Inc.	27,154	1,003,612
Motorola Solutions, Inc.	4,928	1,574,496
		7,430,617
Telecommunications Service Providers — 0.4%
AT&T, Inc.	55,609	983,723
T-Mobile US, Inc.	3,531	569,303
		1,553,026
Travel & Leisure — 3.7%
Aramark	19,101	555,457
Booking Holdings, Inc. *	728	2,553,438
Boyd Gaming Corp.	10,843	688,422
Chipotle Mexican Grill, Inc. *	776	1,869,206
Choice Hotels International, Inc.	362	43,845
DraftKings, Inc., Class A *	25,593	999,407
Hilton Worldwide Holdings, Inc.	8,340	1,592,606

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Travel & Leisure — continued
Hyatt Hotels Corp., Class A	5,131	658,666
Las Vegas Sands Corp.	4,265	208,644
McDonald's Corp.	10,959	3,207,919
Royal Caribbean Cruises Ltd. *	10,486	1,336,965
Wingstop, Inc.	3,526	991,194
		14,705,769
Waste & Disposal Services — 0.8%
Republic Services, Inc.	7,854	1,343,977
Waste Management, Inc.	10,770	1,999,235
		3,343,212
Total Common Stocks (Cost $328,835,789)		397,427,504
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (b) (c)(Cost $352,952)	352,952	352,952
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (b) (c)(Cost $66,500)	66,500	66,500
Total Short-Term Investments (Cost $419,452)		419,452
Total Investments — 100.0% (Cost $329,255,241)		397,846,956
Assets in Excess of Other Liabilities — 0.0% ^		65,676
NET ASSETS — 100.0%		397,912,632

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 is $62,210.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2024.
Futures contracts outstanding as of January 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 Micro E-Mini Index	16	03/15/2024	USD	389,520	8,571

Abbreviations
USD	United States Dollar

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$397,846,956	$—	$— (b)	$397,846,956
Appreciation in Other Financial Instruments
Futures Contracts (a)	$8,571	$—	$—	$8,571

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	$571,988	$1,423,673	$1,929,161	$—	$—	$66,500	66,500	$3,042	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	154,302	4,720,729	4,522,079	—	—	352,952	352,952	9,297	—
Total	$726,290	$6,144,402	$6,451,240	$—	$—	$419,452		$12,339	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.